Consolidated Statements of Changes in Deficit (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Deficit
Deficit, beginning of year	(876,375)	(310,593)	(233,689)
Net income (loss)	71,337	152,391	(52,866)
Dividends	(93,488)	(37,543)	(24,038)
Distribution under Plan of Arrangement		(680,630)
Deficit, end of year	(898,526)	(876,375)	(310,593)